Pension and Postretirement Benefit Plans - Pension Asset Fair Values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) standardPlan country	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Qualified and Non-Pension Benefits
Benefit Plan Information
Company-sponsored retirement plans, number of countries | country	28
Qualified and Non-Pension Benefits | United States | Funded
Benefit Plan Information
Fair value of plan assets	$ 16,953	$ 17,127	$ 16,099
Qualified and Non-Pension Benefits | International
Benefit Plan Information
Company-sponsored retirement plans, minimum number of international plans | standardPlan	70
Company-sponsored retirement plans, number of countries | country	25
Qualified and Non-Pension Benefits | International | Funded
Benefit Plan Information
Fair value of plan assets	$ 8,016	8,194	6,923
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Funded
Benefit Plan Information
Fair value of plan assets	17,169	17,490
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	4,849	5,525
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	6,543	6,572
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | International | Funded
Benefit Plan Information
Fair value of plan assets	8,138	8,351
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1,031	1,675
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	4,753	4,833
Qualified and Non-Pension Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	534	586
Qualified and Non-Pension Benefits | Global equity | United States | Funded
Benefit Plan Information
Fair value of plan assets	3,744	4,556
Qualified and Non-Pension Benefits | Global equity | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	3,340	4,123
Qualified and Non-Pension Benefits | Global equity | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Global equity | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Global equity | International | Funded
Benefit Plan Information
Fair value of plan assets	1,500	2,034
Qualified and Non-Pension Benefits | Global equity | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	750	1,252
Qualified and Non-Pension Benefits | Global equity | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	743	704
Qualified and Non-Pension Benefits | Global equity | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	5	4
Qualified and Non-Pension Benefits | Global equity | International | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	2	74
Qualified and Non-Pension Benefits | U.S. equities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1,875	2,082
Qualified and Non-Pension Benefits | U.S. equities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | U.S. equities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | U.S. equities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	1,875	2,082
Qualified and Non-Pension Benefits | Non-U.S. equities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1,465	2,041
Qualified and Non-Pension Benefits | Non-U.S. equities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Non-U.S. equities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Non-U.S. equities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	1,465	2,041
Qualified and Non-Pension Benefits | Growth equities | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	315	547
Qualified and Non-Pension Benefits | Growth equities | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	181	209
Qualified and Non-Pension Benefits | Growth equities | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Growth equities | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	496	756
Qualified and Non-Pension Benefits | Value equities | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	328	659
Qualified and Non-Pension Benefits | Value equities | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	15	396
Qualified and Non-Pension Benefits | Value equities | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Value equities | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	343	1,055
Qualified and Non-Pension Benefits | Core equities | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	107	46
Qualified and Non-Pension Benefits | Core equities | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	547	99
Qualified and Non-Pension Benefits | Core equities | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	5	4
Qualified and Non-Pension Benefits | Core equities | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	659	149
Qualified and Non-Pension Benefits | Index And Longshort Equity | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	404	433
Qualified and Non-Pension Benefits | Fixed income | United States | Funded
Benefit Plan Information
Fair value of plan assets	7,939	7,810
Qualified and Non-Pension Benefits | Fixed income | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1,439	1,307
Qualified and Non-Pension Benefits | Fixed income | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	6,368	6,432
Qualified and Non-Pension Benefits | Fixed income | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Fixed income | International | Funded
Benefit Plan Information
Fair value of plan assets	4,920	4,708
Qualified and Non-Pension Benefits | Fixed income | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	127	138
Qualified and Non-Pension Benefits | Fixed income | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	3,886	3,991
Qualified and Non-Pension Benefits | Fixed income | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	14	16
Qualified and Non-Pension Benefits | Fixed income | International | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	893	563
Qualified and Non-Pension Benefits | U.S. government securities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1,417	1,301
Qualified and Non-Pension Benefits | U.S. government securities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	716	978
Qualified and Non-Pension Benefits | U.S. government securities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | U.S. government securities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	2,133	2,279
Qualified and Non-Pension Benefits | Domestic government debt | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	73	71
Qualified and Non-Pension Benefits | Domestic government debt | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	1,039	1,045
Qualified and Non-Pension Benefits | Domestic government debt | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	4	5
Qualified and Non-Pension Benefits | Domestic government debt | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	1,116	1,121
Qualified and Non-Pension Benefits | Non-U.S. government securities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Non-U.S. government securities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	89	71
Qualified and Non-Pension Benefits | Non-U.S. government securities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Non-U.S. government securities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	89	71
Qualified and Non-Pension Benefits | Non-U.S. government securities | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	22	33
Qualified and Non-Pension Benefits | Non-U.S. government securities | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	458	476
Qualified and Non-Pension Benefits | Non-U.S. government securities | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Non-U.S. government securities | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	480	509
Qualified and Non-Pension Benefits | Preferred and convertible securities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Preferred and convertible securities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	54	55
Qualified and Non-Pension Benefits | Preferred and convertible securities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Preferred and convertible securities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	54	55
Qualified and Non-Pension Benefits | U.S. corporate bonds | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	11	10
Qualified and Non-Pension Benefits | U.S. corporate bonds | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	4,620	4,501
Qualified and Non-Pension Benefits | U.S. corporate bonds | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | U.S. corporate bonds | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	4,631	4,511
Qualified and Non-Pension Benefits | Non-U.S. corporate bonds | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Non-U.S. corporate bonds | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	883	820
Qualified and Non-Pension Benefits | Non-U.S. corporate bonds | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Non-U.S. corporate bonds | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	883	820
Qualified and Non-Pension Benefits | Corporate debt securities | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	32	34
Qualified and Non-Pension Benefits | Corporate debt securities | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	2,389	2,470
Qualified and Non-Pension Benefits | Corporate debt securities | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	10	11
Qualified and Non-Pension Benefits | Corporate debt securities | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	2,431	2,515
Qualified and Non-Pension Benefits | Derivative instruments | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	11	(4)
Qualified and Non-Pension Benefits | Derivative instruments | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	6	7
Qualified and Non-Pension Benefits | Derivative instruments | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Derivative instruments | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	17	3
Qualified and Non-Pension Benefits | Other | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	132	71
Qualified and Non-Pension Benefits | Total Private Equity | United States | Funded
Benefit Plan Information
Fair value of plan assets	2,061	1,871
Qualified and Non-Pension Benefits | Total Private Equity | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	58	70
Qualified and Non-Pension Benefits | Total Private Equity | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Total Private Equity | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Total Private Equity | International | Funded
Benefit Plan Information
Fair value of plan assets	454	427
Qualified and Non-Pension Benefits | Total Private Equity | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	2	128
Qualified and Non-Pension Benefits | Total Private Equity | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	58	86
Qualified and Non-Pension Benefits | Total Private Equity | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	5	5
Qualified and Non-Pension Benefits | Growth equity | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	58	70
Qualified and Non-Pension Benefits | Growth equity | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Growth equity | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Growth equity | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	58	70
Qualified and Non-Pension Benefits | Real estate | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	2	128
Qualified and Non-Pension Benefits | Real estate | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	58	86
Qualified and Non-Pension Benefits | Real estate | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	5	5
Qualified and Non-Pension Benefits | Real estate | International | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	163	92
Qualified and Non-Pension Benefits | Real estate | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	65	219
Qualified and Non-Pension Benefits | Partnership Investments | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	2,003	1,801
Qualified and Non-Pension Benefits | Partnership Investments | International | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	226	116
Qualified and Non-Pension Benefits | Total Absolute Return | United States | Funded
Benefit Plan Information
Fair value of plan assets	2,727	2,747
Qualified and Non-Pension Benefits | Total Absolute Return | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1	0
Qualified and Non-Pension Benefits | Total Absolute Return | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	166	134
Qualified and Non-Pension Benefits | Total Absolute Return | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Total Absolute Return | International | Funded
Benefit Plan Information
Fair value of plan assets	1,072	981
Qualified and Non-Pension Benefits | Total Absolute Return | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	7	8
Qualified and Non-Pension Benefits | Total Absolute Return | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	20	1
Qualified and Non-Pension Benefits | Total Absolute Return | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	510	561
Qualified and Non-Pension Benefits | Derivatives - absolute return | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Derivatives - absolute return | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	20	1
Qualified and Non-Pension Benefits | Derivatives - absolute return | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Derivatives - absolute return | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	20	1
Qualified and Non-Pension Benefits | Insurance | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Insurance | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Insurance | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	504	555
Qualified and Non-Pension Benefits | Insurance | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	504	555
Qualified and Non-Pension Benefits | Fixed income and other | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1	0
Qualified and Non-Pension Benefits | Fixed income and other | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	166	134
Qualified and Non-Pension Benefits | Fixed income and other | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Fixed income and other | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	167	134
Qualified and Non-Pension Benefits | Hedge fund/fund of funds | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	1,943	2,046
Qualified and Non-Pension Benefits | Partnership investments | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	617	567
Qualified and Non-Pension Benefits | Other | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	7	8
Qualified and Non-Pension Benefits | Other | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Other | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	6	6
Qualified and Non-Pension Benefits | Other | International | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	0	1
Qualified and Non-Pension Benefits | Other | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	13	14
Qualified and Non-Pension Benefits | Hedge funds | International | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	535	410
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | United States | Funded
Benefit Plan Information
Fair value of plan assets	698	506
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	11	25
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	9	6
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | International | Funded
Benefit Plan Information
Fair value of plan assets	192	201
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	145	149
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	46	51
Qualified and Non-Pension Benefits | Total Cash and Cash Equivalents | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Cash and cash equivalents | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	11	25
Qualified and Non-Pension Benefits | Cash and cash equivalents | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	9	12
Qualified and Non-Pension Benefits | Cash and cash equivalents | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Cash and cash equivalents | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	678	475
Qualified and Non-Pension Benefits | Cash and cash equivalents | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	20	37
Qualified and Non-Pension Benefits | Cash and cash equivalents | International | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	145	149
Qualified and Non-Pension Benefits | Cash and cash equivalents | International | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	46	51
Qualified and Non-Pension Benefits | Cash and cash equivalents | International | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Cash and cash equivalents | International | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	1	1
Qualified and Non-Pension Benefits | Cash and cash equivalents | International | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	191	200
Qualified and Non-Pension Benefits | Repurchase agreements and derivative margin activity | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Repurchase agreements and derivative margin activity | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	(6)
Qualified and Non-Pension Benefits | Repurchase agreements and derivative margin activity | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Qualified and Non-Pension Benefits | Repurchase agreements and derivative margin activity | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	(6)
Qualified and Non-Pension Benefits | Other items to reconcile to fair value of plan assets | United States | Funded
Benefit Plan Information
Fair value of plan assets	(216)	(363)
Qualified and Non-Pension Benefits | Other items to reconcile to fair value of plan assets | International | Funded
Benefit Plan Information
Fair value of plan assets	$ (122)	(157)
Postretirement Benefits | Funded
Benefit Plan Information
Percentage of plan assets within 401h account	65.00%
Fair value of plan assets	$ 1,353	1,376	$ 1,338
Postretirement Benefits | United States | Funded
Benefit Plan Information
Fair value of plan assets	1,353	1,376
Postretirement Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Funded
Benefit Plan Information
Fair value of plan assets	1,363	1,401
Postretirement Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	505	574
Postretirement Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	546	547
Postretirement Benefits | Defined Benefit Plan Assets, Excluding Reconciling Items | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Global equity | United States | Funded
Benefit Plan Information
Fair value of plan assets	400	481
Postretirement Benefits | Global equity | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	372	450
Postretirement Benefits | Global equity | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Global equity | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. equities | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	292	347
Postretirement Benefits | U.S. equities | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. equities | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. equities | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	292	347
Postretirement Benefits | Non-U.S. equities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	80	103
Postretirement Benefits | Non-U.S. equities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. equities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. equities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	80	103
Postretirement Benefits | Index And Longshort Equity | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	28	31
Postretirement Benefits | Fixed income | United States | Funded
Benefit Plan Information
Fair value of plan assets	654	638
Postretirement Benefits | Fixed income | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	110	96
Postretirement Benefits | Fixed income | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	537	539
Postretirement Benefits | Fixed income | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. government securities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	109	95
Postretirement Benefits | U.S. government securities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	180	214
Postretirement Benefits | U.S. government securities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. government securities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	289	309
Postretirement Benefits | Non-U.S. government securities | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. government securities | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	7	6
Postretirement Benefits | Non-U.S. government securities | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. government securities | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	7	6
Postretirement Benefits | U.S. corporate bonds | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | U.S. corporate bonds | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	291	267
Postretirement Benefits | U.S. corporate bonds | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. corporate bonds | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	292	268
Postretirement Benefits | Non-U.S. corporate bonds | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. corporate bonds | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	59	52
Postretirement Benefits | Non-U.S. corporate bonds | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. corporate bonds | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	59	52
Postretirement Benefits | Derivative instruments | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Other | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	7	3
Postretirement Benefits | Total Private Equity | United States | Funded
Benefit Plan Information
Fair value of plan assets	110	98
Postretirement Benefits | Total Private Equity | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Total Private Equity | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Total Private Equity | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Growth equity | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Growth equity | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Growth equity | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Growth equity | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Partnership Investments | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	107	95
Postretirement Benefits | Total Absolute Return | United States | Funded
Benefit Plan Information
Fair value of plan assets	143	135
Postretirement Benefits | Total Absolute Return | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Total Absolute Return | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	9	7
Postretirement Benefits | Total Absolute Return | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Fixed income and other | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Fixed income and other | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	9	7
Postretirement Benefits | Fixed income and other | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Fixed income and other | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	9	7
Postretirement Benefits | Hedge fund/fund of funds | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	102	100
Postretirement Benefits | Partnership investments | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	32	28
Postretirement Benefits | Total Cash and Cash Equivalents | United States | Funded
Benefit Plan Information
Fair value of plan assets	56	49
Postretirement Benefits | Total Cash and Cash Equivalents | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	20	25
Postretirement Benefits | Total Cash and Cash Equivalents | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	1
Postretirement Benefits | Total Cash and Cash Equivalents | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Cash and cash equivalents | United States | Level 1 | Funded
Benefit Plan Information
Fair value of plan assets	20	25
Postretirement Benefits | Cash and cash equivalents | United States | Level 2 | Funded
Benefit Plan Information
Fair value of plan assets	0	1
Postretirement Benefits | Cash and cash equivalents | United States | Level 3 | Funded
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Cash and cash equivalents | United States | Fair Value Measured at Net Asset Value Per Share | Funded
Benefit Plan Information
Fair value of plan assets	36	23
Postretirement Benefits | Cash and cash equivalents | United States | Levels 1, 2 and 3 | Funded
Benefit Plan Information
Fair value of plan assets	20	26
Postretirement Benefits | Other items to reconcile to fair value of plan assets | United States | Funded
Benefit Plan Information
Fair value of plan assets	$ (10)	$ (25)